Cost of Revenue	6 Months Ended
Sep. 30, 2024
Cost of Revenue [Abstract]
COST OF REVENUE
15.	COST OF REVENUE

	For the six months ended September 30,
	2024 US$	2023 US$
	(Unaudited)	(Unaudited)
Cost of proprietary trading digital assets	9,956,510	3,229,221
Total cost of revenue	9,956,510	3,229,221